Schedule of Software Deliverables and Payments (Details) - Feb. 26, 2019 - Software License Agreement [Member] - Cloud DX, Inc. [Member]	USD ($)	CAD ($)
Finite-Lived Intangible Assets [Line Items]
Payments to acquire software license	$ 189,642	$ 250,000
Heart Friendly Program Launches in Clinic [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to acquire software license	37,929	50,000
Novo-Branded Android App [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to acquire software license	26,550	35,000
Novo-Branded Clinical Portal Website [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to acquire software license	26,550	35,000
Pulsewave PAD-1A Devices [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to acquire software license	15,171	20,000
Marketing Services / Materials Delivered [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to acquire software license	18,964	25,000
Novo Support FTE [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to acquire software license	$ 64,478	$ 85,000